BORROWINGS (Details 2) (USD $)				12 Months Ended			12 Months Ended
	Sep. 30, 2013 Revolving line of credit	Sep. 30, 2012 Revolving line of credit	Sep. 30, 2011 Revolving line of credit	Sep. 30, 2013 Revolving line of credit Minimum	Sep. 30, 2013 Revolving credit line item	Sep. 30, 2012 Revolving credit line	Sep. 30, 2013 Revolving credit line Minimum
Subordinated debt - parent
Maximum principal balance on the facility			$ 25,000,000
Number of equal monthly installments					12
Interest rate during the period (as a percent)				5.00%			4.00%
Interest rate at the end of the period (as a percent)					4.00%	5.00%
Variable rate basis				Prime			Prime
Outstanding balance	$ 0	$ 0			$ 19,200,000	$ 19,500,000